Inventory	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Inventory	Note 5 - Inventory At March 31, 2023 and December 31, 2022, the Company had inventory of $265,878 and $441,404, consisting of finished goods, raw materials and packaging supplies.

Note 5 - Inventory

At December 31, 2022 and 2021, the Company had inventory of $441,404 and $304,266, consisting of finished goods, raw materials and packaging supplies. During the year ended December 31, 2022, The Company determined that certain of our inventory items were either slow moving, expired or discontinued. As a result, the Company write-off a total of $152,432 consisting of raw materials of $23,623, finished goods of $123,094 and packaging of $5,715.